Tax Years Open for Assessments (Detail)	12 Months Ended
	Dec. 31, 2012
South Africa | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[1]
South Africa | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2001	[1]
Australia | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[2]
Australia | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2002	[2]
Peru | Maximum
Income Tax Examination [Line Items]
Tax years open for assessments	2011	[3]
Peru | Minimum
Income Tax Examination [Line Items]
Tax years open for assessments	2005	[3]
Ghana
Income Tax Examination [Line Items]
Tax years open for assessments	All years open	[4]

[1]	The South African Tax legislation allows the Revenue Authorities to reopen assessments issued for a period of up to 3 years after the assessments were issued.
[2]	The Australian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[3]	The Peruvian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity in the last four years, as from the date the tax returns have been filed.
[4]	The Ghanaian Tax Authorities have the right to examine and, if necessary, amend the income tax determined by the relevant Group entity for any year without limitation to the years which may be reassessed.